Financial and other non-current assets - Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Long-term note receivable and other financial assets measured at amortized cost	$ 191	$ 175
Long-term financial investments measured at FVOCI	328	282
Long-term financial investments measured at FVPL	4	1
Long-term receivables from customers	168	121
Non-current minimum lease payments from finance lease agreements	31	28
Long-term loans, advances and security deposits	46	45
Total financial assets	768	652
Long-term convertible notes due from an associated companies	$ 0	$ 11